FINANCIAL INSTRUMENTS (Details 14) $ in Thousands, in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CLF ( )	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CLF ( )	Dec. 31, 2018 USD ($)
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 6,021,864	1,188,917	$ 5,913,040	1,329,653	$ 4,513,688
Financial liabilities, at fair value	7,641,425	1,458,106	7,001,457	1,475,667
Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	1,188,917		1,329,653
Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	211,755		271,025		$ 68,187
U.S Dollar [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	3,519,027		3,502,090
Financial liabilities, at fair value	3,970,081		3,554,538
U.S Dollar [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	741,669		824,581
Financial liabilities, at fair value	770,551		874,584
U.S Dollar [Member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	153,860		157,754
Financial liabilities, at fair value	153,860		157,754
U.S Dollar [Member] | Accounts payable to related parties [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	236		454
Financial liabilities, at fair value	236		454
U.S Dollar [Member] | Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	87,822		83,585
Financial liabilities, at fair value	87,822		83,585
Unidad de Fomento [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	1,188,917		1,329,653
Financial liabilities, at fair value	1,458,106		1,475,667
Unidad de Fomento [Member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	35,984		31,746
Financial liabilities, at fair value	35,984		31,746
Unidad de Fomento [Member] | Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	27,373		41,633
Financial liabilities, at fair value	27,373		41,633
Other currencies [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	1,410		6,182
Financial liabilities, at fair value	0		0
Other currencies [Member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	99,428		94,946
Financial liabilities, at fair value	99,428		94,946
Other currencies [Member] | Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	18,444		28,684
Financial liabilities, at fair value	18,444		28,684
Chilean Pesos [Member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	298,908		348,155
Financial liabilities, at fair value	298,908		348,155
Chilean Pesos [Member] | Accounts payable to related parties [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	3,503		8,426
Financial liabilities, at fair value	3,503		8,426
Chilean Pesos [Member] | Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	77,158		107,046
Financial liabilities, at fair value	77,158		107,046
Euro [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	531,181		116,259
Financial liabilities, at fair value	600,689		141,476
Euro [Member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	11,924		20,414
Financial liabilities, at fair value	11,924		20,414
Euro [Member] | Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	314		52
Financial liabilities, at fair value	314		52
Mexican Pesos [Member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	26,400		22,272
Financial liabilities, at fair value	26,400		22,272
Mexican Pesos [Member] | Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	644		10,025
Financial liabilities, at fair value	$ 644		$ 10,025